Accounts receivable - Aging of accounts receivables (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Account receivable
Accounts receivable past due but not reserved	$ 55,742	$ 139,139	$ 54,270
1 - 120 days
Account receivable
Accounts receivable past due but not reserved	41,294	104,318	39,969
121 - 360 days
Account receivable
Accounts receivable past due but not reserved	$ 14,448	$ 34,821	$ 14,301